Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of detailed information of inventories

	2024	2023
	US$(000)	US$(000)

Finished goods, net	5,200	1,154
Products in process, net	14,334	18,506
Spare parts and supplies, net	60,060	56,867
	79,594	76,527

Schedule of changes in provisions for impairment of inventory

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Beginning balance	34,762	29,842	30,774
Continuing operations:
Finished and in progress goods, note 21(a) -
Provision	4,049	10,536	7,243
Reversal	(10,536)	(6,685)	(8,314)
	(6,487)	3,851	(1,071)
Spare parts and supplies, note 28(a) -
Provision	27,304	20,478	22,533
Reversal	(25,377)	(19,409)	(22,394)
	1,927	1,069	139
Final balance	30,202	34,762	29,842

Sociedad Minera Cerro Verde S.A.A.
Inventories
Schedule of detailed information of inventories

This item is made up as follows:

	December 31, 2024	December 31, 2023
	US$(000)	US$(000)

Materials and supplies (a)	458,203	449,168
Work-in-process (WIP) (b)	159,354	170,918
Finished goods:
Copper concentrate	13,085	16,059
Copper cathode	4,043	6,762
Molybdenum concentrate	4,183	600
	638,868	643,507
Non-current
Work-in-process WIP (b)	264,004	302,204

Total inventories	902,872	945,711
(a)

For the year ended December 31, 2024, 2023 and 2022 the Company recognized a net expense associated with materials and supplies obsolescence of US$6.9 million, US$12.5 million and US$4.1 million, respectively (see note 15).

(b)

WIP inventories represent mill and leach stockpiles that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or non-current. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities. For the year ended December 31, 2024, the Company did not record any metal inventory adjustment. For the year ended December 31, 2023 and 2022, the Company recorded metal inventory adjustment totaling US$1.5 million US$7.7 million respectively associated with the write-off of leach and certain long-term mill stockpiles (see note 15).